Summary of Significant Accounting Policies Level 4 Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member] Buildings [Member]	Dec. 31, 2012 Minimum [Member] Improvements [Member]	Dec. 31, 2012 Minimum [Member] Office Equipment and Vehicles [Member]	Dec. 31, 2012 Minimum [Member] Machinery and equipment [Member]	Dec. 31, 2012 Maximum [Member] Buildings [Member]	Dec. 31, 2012 Maximum [Member] Improvements [Member]	Dec. 31, 2012 Maximum [Member] Office Equipment and Vehicles [Member]	Dec. 31, 2012 Maximum [Member] Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Land	$ 34,992	$ 35,662	$ 35,469
Buildings	88,818	88,129	84,510
Improvements	34,731	34,526	32,645
Office equipment and vehicles	85,954	80,857	74,349
Machinery and equipment	271,166	264,084	253,933
Construction in progress	9,928	11,176	5,812
Property and equipment, gross	525,589	514,434	486,718
Less accumulated depreciation	(264,280)	(248,510)	(220,262)
Property and equipment, net	$ 261,309	$ 265,924	$ 266,456
Property, Plant and Equipment, Useful Life				20	10	3	7	40	15	7	12